Basis of presentation and first-time adoption of IFRS	12 Months Ended
Dec. 31, 2018
Disclosure of basis of presentation [Abstract]
Disclosure of basis of preparation of financial statements [text block]
2	Basis of presentation and first-time adoption of IFRS

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and are the Company’s first consolidated financial statements prepared in accordance with IFRS.

These consolidated financial statements have been prepared on a going concern basis, and in making the assessment that the Company is a going concern, management have taken into account all available information about the future, which is at least, but is not limited to, twelve months from December 31, 2018.

During the year ended December 31, 2018, the Company changed its reporting framework from accounting principles generally accepted in the United States of America (“US GAAP”) to IFRS.

An explanation of how the transition to IFRS has affected the Company's statement of financial position and statement of comprehensive loss, previously reported in accordance with US GAAP, is provided in Note 21.

The consolidated financial statements were approved and authorized for issue by the Board of Directors on March 29, 2019.